Subsequent Events, textual (Details) - Subsequent Events $ / shares in Units, $ in Thousands			1 Months Ended	2 Months Ended
	Jan. 15, 2016 USD ($) $ / shares	Jan. 07, 2016 USD ($)	Feb. 04, 2016 USD ($)	Mar. 04, 2016 USD ($)	Feb. 23, 2016 USD ($) shares	Mar. 31, 2016	Mar. 11, 2016 USD ($)
Export Import Bank of China [Member]
Subsequent Event [Line Items]
Number Of Subsidiaries, Entered Into Loan Agreement		3
Debt Instrument, Face Amount		$ 75,735
Debt Instrument, Maturity Date		Mar. 31, 2032
Series B Participating Preferred Stock
Subsequent Event [Line Items]
Dividends payable on series B preferred stock, per share | $ / shares	$ 0.5546875
Dividends payable on series B preferred stock, current	$ 1,442
Dividends Payable, Date of Record	Jan. 14, 2016
Vessels Acquisition [Member]
Subsequent Event [Line Items]
Number Of Vessels To Be Acquired			3
Contract Price Of Vessels To Be Acquired			$ 39,800	$ 39,265
Number Of Vessels Delivered						2
Deferred Bonus [Member]
Subsequent Event [Line Items]
Accrued Bonuses, Current					$ 775
Restricted Stock [Member]
Subsequent Event [Line Items]
Issuance of restricted stock and compensation cost, shares | shares					2,150,000
Stock Issued During Period, Value, Restricted Stock Award, Gross					$ 4,859
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
New Commitment Letter [Member]
Subsequent Event [Line Items]
Number Of Subsidiaries, Entered Into Loan Agreement							2
Debt Instrument, Face Amount							$ 25,755